Share-Based Payments - Impact on Net Income (Detail) - 2004 Stock Plan, Amended and Restated [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense		$ 949.0	$ 840.0	$ 691.0
Tax benefit for share-based compensation expense	[1]	(180.0)	(163.0)	(205.0)
Share-based payment expense, net of tax		769.0	677.0	486.0
Total Shareholder Return Units (TSRUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	[2]	302.0	221.0	134.0
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense		286.0	301.0	299.0
Portfolio Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense		276.0	209.0	135.0
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense		62.0	47.0	13.0
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense		12.0	55.0	106.0
Directors' compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense		10.0	$ 7.0	$ 4.0
Performance Total Shareholder Return Unit (PTSRUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense		$ 7.0

[1]	2018 and 2017 include the impact of the TCJA on income taxes.
[2]	Includes $7.0 million of expense for PTSRUs.